GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
GOODWILL AND INTANGIBLE ASSETS
The following table details the composition of our other intangible assets at year-end 2013 and 2012:

($ in millions)	At Year-End 2013	At Year-End 2012
Contract acquisition costs and other	$1,554	$1,512
Accumulated amortization	(423)	(397)
	$1,131	$1,115

We capitalize both direct and incremental costs that we incur to acquire management, franchise, and license agreements. We amortize these costs on a straight-line basis over the initial term of the agreements, ranging from 15 to 30 years. Our amortization expense totaled $68 million in 2013, $54 million in 2012, and $57 million in 2011. Our estimated aggregate amortization expense for each of the next five fiscal years is as follows: $59 million for 2014; $59 million for 2015; $59 million for 2016; $59 million for 2017; and $59 million for 2018.

The following table details the carrying amount of our goodwill at year-end 2013 and 2012:

($ in millions)	At Year-End 2013	At Year-End 2012
Goodwill	$928	$928
Accumulated impairment losses	(54)	(54)
	$874	$874